Equity (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of hedging reserve	Hedging reserve

	June 30, 2025
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognised in OCI
Interest rate swaps
$161.0 million facility	102,220	538	187	(1,794)

	June 30, 2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognised in OCI
Interest rate swaps
$150.0 million facility	87,090	2,408	—	1,268